Related Party And Affiliate Transactions (Schedule Of Related Party And Affiliate Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Partner's contribution	$ 330	$ 13	$ 1,450
Equity in net income (loss) of unconsolidated affiliate	(4,729)	5,757	2,988
Return of capital from unconsolidated affiliate		2,958	3,351
Investment in unconsolidated affiliates	21,243	23,224
Note receivable from unconsolidated affiliate	200	11,900
Wexford Capital LP [Member]
Related Party Transaction [Line Items]
Expenses for legal, consulting, advisory services, health claims, workers' compensation and other expenses	149	213	263
Distributions paid	14,034	27,704	38,602
Partner's contribution	330	13	1,450
Rhino Eastern LLC [Member]
Related Party Transaction [Line Items]
Expenses for legal, consulting, advisory services, health claims, workers' compensation and other expenses	4,666	6,175	4,662
Equity in net income (loss) of unconsolidated affiliate	(4,268)	6,014	2,988
Distribution from unconsolidated affiliate		2,958	3,351
Receivable for legal, health claims and workers' compensation and other expenses	999	559	1,974
Investment in unconsolidated affiliates	19,369	21,367	18,311
Timber Wolf [Member]
Related Party Transaction [Line Items]
Investment in unconsolidated affiliates	114	114
Muskie Proppant [Member]
Related Party Transaction [Line Items]
Equity in net income (loss) of unconsolidated affiliate	(461)	(257)
Investment in unconsolidated affiliates	1,761	1,743
Note receivable from unconsolidated affiliate	$ 206